Note 5 - Liabilities Related to Sale of Future Royalties - Deferred Revenue Activity (Details) - Royalty Arrangement [Member] - HealthCare Royalty Partners III, L.P. [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Total Liability related to sale of future royalties, June 30, 2016	$ 16.7	$ 18.1
Non-cash royalty revenue paid to HCRP	(0.2)	(3.2)
Non-cash interest expense recognized	0.4	1.8
Total Liability related to sale of future royalties, June 30, 2017	$ 16.9	$ 16.7